Other disclosures on cash flows (Tables)	12 Months Ended
Dec. 31, 2021
Other disclosures on cash flows [abstract]
Summary of Other Disclosures on Cash Flows
28.1.    Non-cash operating activities

	2021	2020	2019

Fair value adjustment to accounts receivable from card issuers	303,156	(43,523)	22,818
Fair value adjustment on equity instruments/listed securities designated at FVOCI	216,465	40,336	938
Fair value adjustment on loans designated at FVPL	(1,306,205)	12,461	17,446
Mark-to-market on equity securities designated at FVPL	(1,264,213)	—	—
28.2.    Non-cash investing activities

	2021	2020	2019

Property and equipment and intangible assets acquired through lease	92,802	118,977	154,650
28.3.    Non-cash financing activities

	2021	2020	2019

Unpaid consideration for acquisition of non-controlling shares	1,823	3,088	4,099
Settlement of loans with private entities (Note 17)	748,297	—	—
28.4.    Property and equipment, and intangible assets

	2021	2020	2019

Additions of property and equipment (Note 11)	(1,086,113)	(450,594)	(381,893)
Additions of right of use (IFRS 16)	87,176	52,140	76,202
Payments from previous year	(33,353)	(1,050)	(18,160)
Purchases not paid at year end	51,614	33,353	1,050
Prepaid purchases of POS	(102,314)	(5,987)	(10,767)
Purchases of property and equipment	(1,082,990)	(372,138)	(333,568)

Additions of intangible assets (Note 12.1)	(264,646)	(150,310)	(104,687)
Additions of right of use (IFRS 16)	5,626	66,837	37,513
Purchases not paid at year end	41,898	—	—
Capitalization of borrowing costs	592	508	793
Issuance of shares for acquisition of assets	849
Purchases and development of intangible assets	(215,681)	(82,965)	(66,381)

Net book value of disposed assets (Notes 11 and 12)	161,902	96,704	15,743
Net book value of disposed Leases	(14,474)	(36,919)	—
Loss on disposal of property and equipment and intangible assets	(136,104)	(52,658)	(14,639)
Disposal of Linked's property, equipment and intangible assets, including goodwill	(11,224)
Proceeds from disposal of property and equipment and intangible assets	100	7,127	1,104